Statements Of Consolidated Membership Interests - USD ($) $ in Millions	3 Months Ended				9 Months Ended		12 Months Ended
	Dec. 31, 2017	Mar. 31, 2017	Dec. 31, 2016	Mar. 31, 2016	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Capital account:
Balance at beginning of period		$ 7,822		$ 7,621	$ 8,004	$ 7,822	$ 7,822	$ 7,621	$ 7,625
Net income	$ 77	73	$ 77	81	426	343	419	431	432
Distributions to members							(237)	(230)	(436)
Balance at end of period (number of interests outstanding: 2017, 2016 and 2015 - 635 million)	8,004		7,822				8,004	7,822	7,621
Accumulated other comprehensive income (loss) net of tax effects:
Balance at beginning of period		$ (111)		$ (113)	(101)	(111)	(111)	(113)	(107)
Net effects of cash flow hedges (net of tax expense of $1, $1 and $1)							2	2	2
Defined benefit pension plans (net of tax)					2	$ 2	8		(8)
Balance at end of period	(101)		(111)		$ (97)		(101)	(111)	(113)
Total membership interests at end of period	$ 7,903		$ 7,711				$ 7,903	$ 7,711	$ 7,508